Shareholder Report	12 Months Ended	84 Months Ended	87 Months Ended	91 Months Ended
	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY INTERNATIONAL BOND FUNDS
Entity Central Index Key	0000880268
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000144189 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	AEDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Investor Class returned 12.78% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.78%	0.81%	2.77%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189713 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	I Class
Trading Symbol	AEHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021.
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund I Class returned 12.88% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.88%	0.93%	2.13%	4/10/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.15%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	1.03%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.64%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000189714 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Y Class
Trading Symbol	AEYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Y Class returned 13.01% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	13.01%	1.01%	2.21%	4/10/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.15%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	1.03%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.64%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000144191 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	A Class
Trading Symbol	AEDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund A Class returned 12.52% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.52%	0.57%	2.51%
A Class - with sales charge	7.46%	-0.36%	2.04%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000144192 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	C Class
Trading Symbol	AEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.95%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund C Class returned 11.72% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.72%	-0.19%	1.75%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000144193 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R Class
Trading Symbol	AEDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.45%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R Class returned 12.12% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.12%	0.30%	2.25%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000144190 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R5 Class
Trading Symbol	AEDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R5 Class returned 13.01% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	13.01%	1.01%	2.97%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000144194 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	R6 Class
Trading Symbol	AEXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R6 Class returned 12.93% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.93%	1.06%	3.02%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000194401 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	G Class
Trading Symbol	AEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund G Class returned 13.82% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 14, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.82%	1.78%	2.75%	11/14/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	1.75%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	0.54%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.19%	—

Performance Inception Date		Nov. 14, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 632,687,486	$ 632,687,486	$ 632,687,486	$ 632,687,486
Holdings Count | holding	141	141	141	141
Advisory Fees Paid, Amount	$ 1,058,653
Investment Company, Portfolio Turnover	98.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

C000109545 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Investor Class
Trading Symbol	AGBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund Investor Class returned 9.83% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.83%	-0.64%	1.42%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000189710 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	I Class
Trading Symbol	AGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund I Class returned 9.87% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	9.87%	-0.55%	1.11%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.85%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000189711 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	Y Class
Trading Symbol	AGBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund Y Class returned 10.07% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	10.07%	-0.44%	1.23%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.85%	—

Performance Inception Date				Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000109547 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	A Class
Trading Symbol	AGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund A Class returned 9.57% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.57%	-0.90%	1.16%
A Class - with sales charge	4.64%	-1.81%	0.70%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000109548 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	C Class
Trading Symbol	AGBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.85%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund C Class returned 8.76% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.76%	-1.64%	0.41%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000109549 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R Class
Trading Symbol	AGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R Class returned 9.30% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.30%	-1.14%	0.92%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000109546 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R5 Class
Trading Symbol	AGBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R5 Class returned 10.09% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	10.09%	-0.45%	1.61%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000131612 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	R6 Class
Trading Symbol	AGBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund R6 Class returned 10.13% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.13%	-0.39%	1.66%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

C000194400 [Member]
Shareholder Report [Line Items]
Fund Name	Global Bond Fund
Class Name	G Class
Trading Symbol	AGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Bond Fund G Class returned 10.83% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	10.83%	0.17%	1.68%	7/28/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.79%	—

Performance Inception Date			Jul. 28, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796	$ 3,229,339,796
Holdings Count | holding	747	747	747	747
Advisory Fees Paid, Amount	$ 4,973,679
Investment Company, Portfolio Turnover	103.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%